Note 15 - Other Comprehensive Income (loss) (Tables)	12 Months Ended
Mar. 31, 2013
Note 15 - Other Comprehensive Income (loss) (Tables) [Line Items]
Comprehensive Income (Loss) [Table Text Block]
	Thousands of Yen
	Before Tax Amount	Tax (Expense) Benefit	Net of Tax Amount

Year ended March 31, 2011:
Foreign currency translation adjustments	¥(43,435)	－	¥(43,435)
Unrealized holding gain (loss) on securities:
Amount arising during the period	(53,702)	¥22,018	(31,684)
Less: Reclassification adjustments for gains included in net income	(77,570)	31,803	(45,767)
Recognition of tax expense	－	(167,634)	(167,634)
Net unrealized holding gain (loss) during the period	(131,272)	(113,813)	(245,085)
Defined benefit pension plans:
Amount arising during the period	(3,324)	1,363	(1,961)
Less: Reclassification adjustments for losses included in net income	6,685	(2,741)	3,944
Release of deferred tax asset valuation allowance	－	32,634	32,634
Net defined benefit pension plans	3,361	31,256	34,617

Other comprehensive loss	¥(171,346)	¥(82,557)	¥(253,903)

Year ended March 31, 2012:
Foreign currency translation adjustments	¥(9,539)	－	¥(9,539)
Unrealized holding gain (loss) on securities:
Amount arising during the period	56,384	¥(20,242)	36,142
Less: Reclassification adjustments for losses included in net income	91,064	(37,336)	53,728
Other		12,875	12,875
Net unrealized holding gain (loss) during the period	147,448	(44,703)	102,745
Defined benefit pension plans:
Amount arising during the period	(39,083)	14,030	(25,053)
Less: Reclassification adjustments for gains included in net income	(12,263)	5,711	(6,552)
Net defined benefit pension plans	(51,346)	19,741	(31,605)

Other comprehensive income (loss)	¥86,563	¥(24,962)	¥61,601
	Thousands of Yen
	Before Tax Amount	Tax (Expense) Benefit	Net of Tax Amount
Year ended March 31, 2013:
Foreign currency translation adjustments	¥90,014	－	¥90,014
Unrealized holding gain (loss) on securities:
Amount arising during the period	380,637	¥(136,649)	243,988
Less: Reclassification adjustments for losses included in net income	19,788	(7,579)	12,209
Other		324	324
Net unrealized holding gain (loss) during the period	400,425	(143,904)	256,521
Defined benefit pension plans:
Amount arising during the period	(92,808)	33,319	(59,489)
Less: Reclassification adjustments for losses included in net income	369	(132)	237
Net defined benefit pension plans	(92,439)	33,187	(59,252)

Other comprehensive income (loss)	¥398,000	¥(110,717)	¥287,283

Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
	Thousands of Yen		Thousands of U.S. Dollars
	2012	2013	2013

Foreign currency translation adjustments	¥(134,163)	¥(44,129)	$(469)
Unrealized holding gain on securities	238,696	495,217	5,259
Defined benefit pension plans	(128,066)	(187,318)	(1,989)

Total	¥(23,533)	263,770	$2,801

Tax Effects [Member]
Note 15 - Other Comprehensive Income (loss) (Tables) [Line Items]
Comprehensive Income (Loss) [Table Text Block]
	Thousands of U.S. Dollars
	Before Tax Amount	Tax (Expense) Benefit	Net of Tax Amount
Year ended March 31, 2013:
Foreign currency translation adjustments	$956	－	$956
Unrealized holding gain (loss) on securities:
Amount arising during the period	4,042	$(1,451)	2,591
Less: Reclassification adjustments for losses included in net income	210	(80)	130
Other		3	3
Net unrealized holding gain (loss) during the period	4,252	(1,528)	2,724
Defined benefit pension plans:
Amount arising during the period	(986)	354	(632)
Less: Reclassification adjustments for gains included in net income	4	(1)	3
Net defined benefit pension plans	(982)	353	(629)

Other comprehensive income (loss)	$4,226	$(1,175)	$3,051